Related Party Transactions - Transactions with Other Related Parties (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Related Party Transaction [Line Items]
Operating expenses	$ (81.6)	$ (188.0)	$ (170.5)	$ (319.2)
Affiliated entity
Related Party Transaction [Line Items]
Operating expenses	(0.1)	(2.9)	(0.6)	(4.8)
Affiliated entity | Magni Partners Limited
Related Party Transaction [Line Items]
Operating expenses	0.0	(0.5)	(0.4)	(0.5)
Affiliated entity | Golar LNG
Related Party Transaction [Line Items]
Operating expenses	(0.1)	0.0	(0.2)	0.0
Amounts due to related parties	(0.1)		(0.1)		$ 0.0
Affiliated entity | Schlumberger Limited
Related Party Transaction [Line Items]
Operating expenses	$ 0.0	$ (2.4)	$ 0.0	$ (4.3)